Prepayments deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments Deposits And Other Assets [Abstract]
Schedule of Prepayments, deposits and other assets

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Included in non-current assets
Prepaid contents royalties	901	816
	901	816
Included in current assets
Prepaid contents royalties	1,450	1,600
Value-added tax recoverable	85	153
Prepaid vendors deposits and other receivables	75	199
Prepaid promotion and other expenses	130	133
Receivable from Tencent (Note 31(b))	28	50
Others	55	85
	1,823	2,220